Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Restricted Cash
First Lien Agreement restricted cash - Note 9	$ 0	$ 3,270	$ 2,547	$ 5,030
Asset retirement obligation surety bonds (collateralized obligation)	39,631	39,477	$ 38,924	38,693
Total	$ 39,631	$ 42,747		$ 43,723